Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Cumulative TSR	Net Income
2025	$305,807	$305,807	$186,243	$186,243	$67	$4,903,715
2024	$301,011	$301,011	$248,951	$248,951	$68	$2,029,278
2023	$295,104	$295,104	$240,485	$240,485	$73	$(55,648)

Named Executive Officers, Footnote	“PEO” is the Company’s Principle Executive Officer.
PEO Total Compensation Amount	$ 305,807	$ 301,011	$ 295,104
PEO Actually Paid Compensation Amount	$ 305,807	301,011	295,104
Adjustment To PEO Compensation, Footnote	The bonus paid in 2025 for our PEO was $20,700 compared to $20,196 in 2024. The increase is due to an increase in PEO salary year over year with no additional bonus paid. The Company improved to net income of $4,903,715 in 2025 from a net income of $2,029,278 in 2024.
Non-PEO NEO Average Total Compensation Amount	$ 186,243	248,951	240,485
Non-PEO NEO Average Compensation Actually Paid Amount	$ 186,243	248,951	240,485
Adjustment to Non-PEO NEO Compensation Footnote	Likewise, the average bonus paid to Non-PEO Named Executive Officers decreased to $12,420 in 2025 from $16,934 in 2024.
Compensation Actually Paid vs. Total Shareholder Return
“TSR” is Total Shareholder Return including reinvested dividends. It is a measure of finance performance indicating the growth or decline in an investment’s value over a specified period. For 2025, “Cumulative TSR” is measured from the last trading day of 2022 to the last trading day of 2025; for 2024, the range is the last trading day of 2022 to the last trading day of 2024; and for 2023, the range is the last trading day of 2022 to the last trading day of 2023. For the Company, Cumulative TSR for 2025, 2024, and 2023 was (33)%, (33)%, and (27)%, respectively.
	T
Total Shareholder Return Amount	$ 67	68	73
Net Income (Loss)	4,903,715	2,029,278	$ (55,648)
PEO Bonus and Non-Equity Incentive Compensation	20,700	20,196
Non-PEO NEO Bonus and Non-Equity Incentive Compensation	$ 12,420	$ 16,934